AQR FUNDS

Supplement dated March 16, 2016 (“Supplement”)

to the Class I Shares and Class N Shares Summary Prospectus dated May 1, 2015

(the “Summary Prospectus”), of the AQR Multi-Strategy Alternative Fund (the “Fund”)

This Supplement updates certain information contained in the Summary Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective March 16, 2016, the section entitled “Portfolio Managers” on page 8 of the Summary Prospectus is hereby deleted and replaced in its entirety with the following:

Name	Portfolio Manager of the Fund Since	Title

Of the Adviser John M. Liew, Ph.D., M.B.A.	July 18, 2011	Founding Principal of the Adviser

Jacques A. Friedman, M.S.	July 18, 2011	Principal of the Adviser

Ronen Israel, M.A.	July 18, 2011	Principal of the Adviser

Michael Katz, Ph.D., A.M.	March 16, 2016	Principal of the Adviser

Of the Sub-Adviser Mark L. Mitchell, Ph.D.	July 18, 2011	Principal of the Sub-Adviser

Todd C. Pulvino, Ph.D., A.M., M.S.	July 18, 2011	Principal of the Sub-Adviser

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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